CONCENTRATION OF RISK (Details) - Credit risk	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 26,389,000	$ 4,141,000	¥ 17,369,000
Hong Kong Special Administration Region
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	4,386,000	688,000	1,297,000
United Kingdom
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	3,363,000	527,000	4,694,000
United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 11,373,000	$ 1,784,000	¥ 7,931,000